Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt instruments	$ 16,281		$ 18,975
Debt due within one year	(1,650)		(2,694)
Fair market value adjustment for debt acquired in the Noble acquisition	578		664
Reclassified from short-term debt	4,543		4,050
Unamortized discounts and debt issuance costs	(19)		(23)
Finance lease liabilities	574		403
Total long-term debt	20,307		21,375
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	1,650
2025	4,000
2026	2,250
2027	2,000
2028	600
Thereafter	$ 5,781
PDC Energy, Inc.
Long-term Debt, Fiscal Year Maturity [Abstract]
Debt issued		$ 1,500
Notes | Notes due 2024
Debt Instrument [Line Items]
Weighted average interest rate	3.291%
Long-term debt instruments	$ 1,650		1,650
Notes | Notes due 2024 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	2.895%
Notes | Notes due 2024 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	3.90%
Notes | Notes due 2025
Debt Instrument [Line Items]
Weighted average interest rate	1.724%
Long-term debt instruments	$ 4,000		4,000
Notes | Notes due 2025 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	0.687%
Notes | Notes due 2025 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	3.326%
Notes | Notes due 2026
Debt Instrument [Line Items]
Interest rate	2.954%
Long-term debt instruments	$ 2,250		2,250
Notes | Notes due 2027
Debt Instrument [Line Items]
Weighted average interest rate	2.379%
Long-term debt instruments	$ 2,000		2,000
Notes | Notes due 2027 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	1.018%
Notes | Notes due 2027 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	8.00%
Notes | Notes due 2028
Debt Instrument [Line Items]
Interest rate	3.85%
Long-term debt instruments	$ 600		600
Notes | Notes due 2029
Debt Instrument [Line Items]
Interest rate	3.25%
Long-term debt instruments	$ 500		500
Notes | Notes due 2030
Debt Instrument [Line Items]
Interest rate	2.236%
Long-term debt instruments	$ 1,500		1,500
Notes | Notes due 2040
Debt Instrument [Line Items]
Interest rate	2.978%
Long-term debt instruments	$ 293		293
Notes | Notes due 2041
Debt Instrument [Line Items]
Interest rate	6.00%
Long-term debt instruments	$ 397		397
Notes | Notes due 2043
Debt Instrument [Line Items]
Interest rate	5.25%
Long-term debt instruments	$ 330		330
Notes | Notes due 2044
Debt Instrument [Line Items]
Interest rate	5.05%
Long-term debt instruments	$ 222		222
Notes | Notes due 2047
Debt Instrument [Line Items]
Interest rate	4.95%
Long-term debt instruments	$ 187		187
Notes | Notes due 2049
Debt Instrument [Line Items]
Interest rate	4.20%
Long-term debt instruments	$ 237		237
Notes | Notes due 2050
Debt Instrument [Line Items]
Weighted average interest rate	2.763%
Long-term debt instruments	$ 1,750		1,750
Notes | Notes due 2050 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	2.343%
Notes | Notes due 2050 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	3.078%
Notes | Notes due 2023
Debt Instrument [Line Items]
Long-term debt instruments	$ 0		2,600
Debentures | Debentures due 2031
Debt Instrument [Line Items]
Interest rate	8.625%
Long-term debt instruments	$ 102		102
Debentures | Debentures due 2032
Debt Instrument [Line Items]
Weighted average interest rate	8.416%
Long-term debt instruments	$ 183		183
Debentures | Debentures due 2032 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	8.00%
Debentures | Debentures due 2032 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	8.625%
Debentures | Debentures due 2097
Debt Instrument [Line Items]
Interest rate	7.25%
Long-term debt instruments	$ 60		60
Loans | Bank loans due 2023
Debt Instrument [Line Items]
Long-term debt instruments	$ 0		91
Medium-term Notes | Medium-term notes, maturing from 2023 to 2038
Debt Instrument [Line Items]
Weighted average interest rate	6.599%
Long-term debt instruments	$ 20		$ 23
Medium-term Notes | Medium-term notes, maturing from 2023 to 2038 | Minimum
Debt Instrument [Line Items]
Weighted average interest rate	5.331%
Medium-term Notes | Medium-term notes, maturing from 2023 to 2038 | Maximum
Debt Instrument [Line Items]
Weighted average interest rate	7.84%
Six Point One Two Five Percent Senior Notes | PDC Energy, Inc.
Debt Instrument [Line Items]
Interest rate		6.125%
Five Point Seven Five Percent Senior Notes | PDC Energy, Inc.
Debt Instrument [Line Items]
Interest rate		5.75%